DUE FROM RELATED PARTIES (Tables)	12 Months Ended
Dec. 31, 2025
Due From Related Parties
SCHEDULE OF DUE FROM RELATED PARTIES

Given the uncertainty regarding recoverability, management has recognized an impairment of these balances during the current year.

	As of December 31,
	2025	2024

Due from related parties (Short term)
Entrepreneur Resorts Limited	266,408	32,782
BMV Finance	2,194,646	2,042,586
Simon Zutshi	1,543,956	1,391,747
BG3 Ltd.	782,251	728,052
Zutshi LLP	422,527	393,252
Vision1 Investments	311,064	289,511
Crowd Property	289,144	269,110
Throckley	232,313	216,217
Property Mastermind International	131,259	122,165
Others	231,393	229,319
Total due from related parties (short term)	$6,404,961	$5,714,741
Less: Impairment	(6,016,832)	-
Due from related parties (short term)	$388,129	$5,714,741

SCHEDULE OF IMPAIRMENT CREDIT LOSSES

The changes in the allowance for expected credit losses are as follows:

	For the Years Ended December 31,
	2025		2024

Balance at the beginning of the year	$		$-
Add: Additions		6,016,832	-
Balance at the end of the year		$6,016,832	$-